KANSAS CITY LIFE INSURANCE COMPANY

Kansas City Life Variable Annuity Separate Account

Supplement dated March 23, 2015 to the Prospectuses dated May 1, 2014 for the

Century II Variable Annuity Contract
Century II Affinity Variable Annuity Contract
Century II Freedom Variable Annuity Contract
Century II Single Premium Affinity Variable Annuity Contract

Effective March 23, 2015, the Prospectuses are amended as follows:

Under the heading “AVAILABLE MODEL ALLOCATIONS AND DESIGNATED SUBACCOUNTS” please note the following information:

The Investment Strategies available to owners of Contracts with a GMWB Rider Effective Date before May 29, 2012, have included seven Designated Subaccounts and five Model Allocations that allocate your Contract Value to a combination of Subaccounts available under the Contract.  Beginning May 1, 2015, these Model Allocations will no longer be available as Investment Strategies:

•	Moderate Aggressive
•	Moderate
•	Moderate Conservative
•	Conservative
•	Indexed Strategy

The seven Designated Subaccounts that have been available as Investment Strategies will not change.  Owners of Contracts with a GMWB Rider Effective Date before May 29, 2012, may continue to allocate Contract Value to one or more of the following Designated Subaccounts:

•	Fidelity® VIP Freedom 2010 Portfolio – Service Class 2
•	Fidelity® VIP Freedom 2015 Portfolio – Service Class 2
•	Fidelity® VIP Freedom 2020 Portfolio – Service Class 2
•	Fidelity® VIP Freedom Income Portfolio – Service Class 2
•	TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares
•	TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares
•	TOPS® Managed Risk Growth ETF Portfolio – Class 2 Shares

If your Contract Value is currently allocated under one of the five Model Allocations, your Contract Value must be transferred to one or more of the Designated Subaccounts by April 30, 2015 in order to keep your GMWB rider in effect.

THIS SUPPLEMENT SHOULD BE READ CAREFULLY TOGETHER WITH THE PROSPECTUS, AND BOTH DOCUMENTS SHOULD BE KEPT TOGETHER FOR FUTURE REFERENCE.